UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2005

1.802199.101

CFS-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount (000s)	Value (000s)
California - 98.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 2.95%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Crossing Apts. Proj.) Series A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Southport Apts. Proj.) Series 2002 A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Vintage Chateau Proj.) Series A, 3.05%, LOC Union Bank of California, VRDN (a)(b)	12,000	12,000
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. (The Fountains at Anaheim Hills Proj.) Series 2000 A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	15,224	15,224
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series EGL 720050027, Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	5,445	5,445
Anaheim School District Participating VRDN Series PT 2246, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,665	5,665
Bueno Park Multifamily Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,885	2,885
Series Putters 904, 3.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,740	5,740
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 3% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Trans. Rev. Participating VRDN Series ROC II R5028, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,480	5,480
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	7,345	7,345
Participating VRDN Series PT 1745, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,720	9,720
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 02 6017 Class A, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	12,100	12,100
Series FRRI 03 L11, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,000	15,000
Series FRRI 03 L14, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,375	6,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN: - continued
Series PT 730, 2.98% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 15,945	$ 15,945
Series Putters 423, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 532Z, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series Putters 664, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,400	3,400
Series ROC II R 6044, 2.99% (Liquidity Facility Citibank NA) (a)(c)	8,485	8,485
Series ROC II R2062, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,775	5,775
California Econ. Recovery Participating VRDN:
Series EGL 04 21, 2.99% (Liquidity Facility Citibank NA) (a)(c)	73,300	73,300
Series EGL 04 22, 2.99% (Liquidity Facility Citibank NA) (a)(c)	35,100	35,100
Series LB 04 L20J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,600	21,600
Series LB 04 L27, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,925	10,925
Series MS 927, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	9,830	9,830
Series MS 929, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	7,995	7,995
Series PT 2205, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	37,520	37,520
Series ROC II R326, 2.99% (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	6,775	6,775
Series PA 542, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,105	8,105
Series SGB 45, 2.99% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 2.98%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	$ 19,065	$ 19,065
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	15,275	15,275
Participating VRDN:
Series 01 777X, 3.02% (Liquidity Facility Morgan Stanley) (a)(b)(c)	11,670	11,670
Series EGL 04 1013 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Series EGL 05 1000 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	15,090	15,090
Series Floaters 05 1, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,685	7,685
Series Merlots 02 A17, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,305	12,305
Series Merlots 03 A45, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,250	10,250
Series Merlots B45, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	53,285	53,285
Series Merlots C7, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	18,060	18,060
Series PA 1231, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,870	17,870
Series PA 1300, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500	2,500
Series PA 315, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,370	1,370
Series PT 1252, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,945	23,945
Series PT 1389, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,120	5,120
Series PT 2272, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,395	5,395
Series PT 964, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	11,800	11,800
Series Putters 557Z, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,445	6,445
Series RF 01 1, 2.98% (Liquidity Facility Bank of New York, New York) (a)(c)	10,530	10,530
Series ROC II R7504, 2.99% (Liquidity Facility Citibank NA) (a)(c)	4,320	4,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series SG 95, 2.98% (Liquidity Facility Societe Generale) (a)(c)	$ 9,085	$ 9,085
Series SGA 55, 2.95% (Liquidity Facility Societe Generale) (a)(c)	14,100	14,100
2.48% 7/11/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	21,300	21,300
2.65% 7/20/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	28,200	28,200
2.65% 7/26/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	17,600	17,600
2.78% 8/9/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	5,000	5,000
2.82% 8/5/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	21,315	21,315
California Health Facilities Fing. Auth. Rev. Participating VRDN Series PT 953, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 3.03% (Liquidity Facility Citibank NA) (a)(b)(c)	33,520	33,520
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	50,950	50,950
Series MT 36, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	20,000	20,000
Series MT 4, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,995	9,995
Series MT 7, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	44,100	44,100
Series MT 73, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,000	10,000
Series MT 79, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	26,740	26,740
Series MT 85, 3% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	12,230	12,230
Series MT 86, 3.04% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	13,555	13,555
Series PT 2353, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	16,500	16,500
Series PT 2399, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,085	8,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Participating VRDN:
Series PT 994, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 14,540	$ 14,540
Series PT 998, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	45,500	45,500
Series 2002 B, 3.1% (FSA Insured), VRDN (a)(b)	23,460	23,460
Series 2003 D, 2.97% (FSA Insured), VRDN (a)(b)	5,765	5,765
Series 2003 F:
2.98% (FSA Insured), VRDN (a)(b)	48,365	48,365
2.98% (FSA Insured), VRDN (a)(b)	69,465	69,465
Series 2005 A, 2.97% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	20,000	20,000
Series 2005 D, 2.99% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	35,000	35,000
Series F, 3.08% (MBIA Insured), VRDN (a)(b)	10,000	10,000
Series M, 2.97% (Liquidity Facility Bank of America NA), VRDN (a)(b)	19,900	19,900
Series Q, 3.08% (AMBAC Insured), VRDN (a)(b)	40,160	40,160
California Infrastructure & Econ. Dev. Bank (Nelson Name Plate Co. Proj.) Series 1999, 3.01%, LOC Bank of America NA, VRDN (a)(b)	1,900	1,900
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 46, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	7,700	7,700
Series EGL 04 28 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series PA 1202R, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Series Putters 492, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,630	10,630
Series SG 172, 2.98% (Liquidity Facility Societe Generale) (a)(c)	17,600	17,600
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	10,000	10,000
Participating VRDN Series LB 04 L46J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	33,100	33,100
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 3.02% (BP PLC Guaranteed), VRDN (a)(b)	19,475	19,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 3.02%, VRDN (a)(b)	$ 12,050	$ 12,050
California Pub. Works Board Lease Rev. Participating VRDN Series Putters 610, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,770	3,770
California State Univ. Rev. & Colleges Participating VRDN:
Series EGL 7050014, 2.99% (Liquidity Facility Citibank NA) (a)(c)	35,400	35,400
Series SG 170, 2.98% (Liquidity Facility Societe Generale) (a)(c)	11,700	11,700
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 2.95%, LOC Bank of America NA, VRDN (a)(b)	4,300	4,300
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
Bonds (Santee Court Apts. Proj.) Series Z, 3.1%, tender 11/15/05 (a)(b)	15,650	15,650
(Aegis of Aptos Proj.) Series 1998-Y 2.98%, LOC Fannie Mae, VRDN (a)(b)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 2.98%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.01%, LOC Fannie Mae, VRDN (a)(b)	28,800	28,800
(Crystal View Apt. Proj.) Series A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	20,000	20,000
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 2.94%, LOC Bank of America NA, VRDN (a)(b)	12,400	12,400
Series 2001 W2, 2.94%, LOC Bank of America NA, VRDN (a)(b)	22,788	22,788
(Maple Square Apt. Proj.) Series AA, 3.01%, LOC Citibank NA, VRDN (a)(b)	7,200	7,200
(Marlin Cove Apts. Proj.) Series V, 2.98%, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.01%, LOC Bank of America NA, VRDN (a)(b)	33,800	33,800
(Northwood Apts. Proj.) Series N, 2.98%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.01% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(Salvation Army S.F. Proj.) 2.95%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
(Terraces at Park Marino Proj.) Series I, 3.01%, LOC California Teachers Retirement Sys., VRDN (a)(b)	7,305	7,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(The Crossings at Elk Grove Apts.) Series H, 3.01%, LOC Citibank NA, VRDN (a)(b)	$ 15,000	$ 15,000
(Villa Paseo Proj.) 2.98%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 2.98%, LOC Fannie Mae, VRDN (a)(b)	11,440	11,440
(Vineyard Creek Apartments Proj.) Series 2003 W, 2.98%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	16,200	16,200
(Vista Del Monte Proj.) Series QQ, 2.98%, LOC Fannie Mae, VRDN (a)(b)	19,605	19,605
(Wilshire Court Proj.):
Series AAA, 2.98%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
Series M, 2.98%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Dix Metals Proj.) Series 1998 B, 3.18%, LOC California Teachers Retirement Sys., VRDN (a)(b)	3,810	3,810
(Kennerly-Spratling Proj.) Series 1995 A, 3.08%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,590	1,590
(Lansmont Corp. Proj.) Series 1996 G, 3.08%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,390	1,390
(Merrill Packaging Proj.) 3.08%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,035	1,035
(Rix Industries Proj.) Series 1996 I, 3.08%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,360	1,360
(Supreme Truck Bodies of California Proj.) 3.08%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,400	1,400
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	7,500	7,500
(Kaiser Permanente Health Sys. Proj.) Series 2001 B, 1.75%, tender 7/5/05 (a)	5,800	5,800
(JTF Enterprises LLC Proj.) Series 1996 A, 3.08%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
Clipper Tax-Exempt Trust Participating VRDN Series PA 2003 2, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,356	2,356
Clovis Unified School District Participating VRDN Series PZ 49, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,040	2,040
Compton Unified School District Participating VRDN Series Merlots 03 B39, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,980	4,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place Apt. Proj.) Series 1994, 2.77%, LOC Freddie Mac, VRDN (a)(b)	$ 10,610	$ 10,610
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 2.98%, LOC KBC Bank NV, VRDN (a)(b)	6,900	6,900
Dublin Unified School District Participating VRDN Series Putters 809, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,730	5,730
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R4028, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,575	7,575
Series 1988:
2.68% 8/11/05, CP	7,700	7,700
2.73% 8/11/05, CP	10,000	10,000
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 2.99% (Liquidity Facility Citibank NA) (a)(c)	5,960	5,960
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,090	2,090
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,660	3,660
Series ROC II R4540, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,570	7,570
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 2.95%, LOC Bank of America NA, VRDN (a)(b)	700	700
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.04% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,165	4,165
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,850	7,850
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.04%, LOC Comerica Bank California, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series PA 1214, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,750	6,750
Series PA 1236, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,535	3,535
Series PT 1240, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series TOC 04 B, 3.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 17,500	$ 17,500
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,745	1,745
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,100	6,100
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series Floaters 05 5, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,315	6,315
Lassen Muni. Util. District Rev. Series 1996 A, 3.04% (FSA Insured), VRDN (a)(b)	3,125	3,125
Long Beach Unified School District Participating VRDN ROC II R 4560, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,040	7,040
Long Beach Hbr. Rev.:
Participating VRDN:
PT 2708, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,785	5,785
Series MS 00 418, 3.02% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,190	18,190
Series MS 01 786X, 3.02% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,570	5,570
Series PT 2579, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,180	3,180
Series PT 2580, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,040	5,040
Series PT 2756, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,565	2,565
Series Putters 730, 3.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	1,800	1,800
Series SG 147, 3.01% (Liquidity Facility Societe Generale) (a)(b)(c)	9,890	9,890
Series Stars 84, 3.01% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,235	10,235
Series A, 2.43% 7/12/05, CP (b)	18,400	18,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metropolitan Lofts Aprts. Proj.) Series 2002 A, 3.01%, LOC Bank of America NA, VRDN (a)(b)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 2.99% (Liquidity Facility Societe Generale) (a)(c)	$ 12,575	$ 12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 03 27, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	14,750	14,750
Series EGL 04 16, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Series EGL 04 46 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,700	9,700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	14,530	14,530
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 3.01% (Liquidity Facility Societe Generale) (a)(b)(c)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 2.7% 8/4/05 (Liquidity Facility Dexia Cr. Local de France), CP	34,600	34,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R4033, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,400	10,400
Series ROC II R4510, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,845	6,845
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	23,300	23,300
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 2.96% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,360	7,360
Series SG 59, 3.01% (Liquidity Facility Societe Generale) (a)(b)(c)	13,675	13,675
Series 2002 B, 2.43% 7/14/05, CP (b)	27,465	27,465
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.02%, LOC Citibank NA, VRDN (a)(b)	9,767	9,767
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 2.4% 7/12/05, LOC Bank of America NA, CP	13,000	13,000
Los Angeles Single Family Mortgage Rev. Series 2004 A:
2.99% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	17,065	17,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Single Family Mortgage Rev. Series 2004 A: - continued
2.99% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	$ 12,935	$ 12,935
Los Angeles Unified School District Participating VRDN:
Series EGL 03 49, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	4,800	4,800
Series LB 04 L63, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	46,100	46,100
Series LB 04 L64, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	30,800	30,800
Series Merlots 03 B37, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,495	5,495
Series PA 792R, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,945	8,945
Series Putters 488, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,775	5,775
Series ROC II R24, 2.99% (Liquidity Facility Citibank NA) (a)(c)	6,495	6,495
Series SGA 144, 2.95% (Liquidity Facility Societe Generale) (a)(c)	16,075	16,075
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series ROC II R4034, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,700	8,700
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Participating VRDN ROC II R335, 2.99% (Liquidity Facility Citibank NA) (a)(c)	11,645	11,645
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.37% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,500	4,500
Series Merlots 99 O, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,500	9,500
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,635	8,635
Series ROC II R4538, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,230	8,230
Series ROC II R4557, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,320	6,320
Milpitas Unified School District Participating VRDN Series Putters 615, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,755	8,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series BS 05 222 Class A, 3.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 11,115	$ 11,115
Series BS 215, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	36,980	36,980
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 2.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,530	8,530
Northern California Transmission Auth. Rev. Series B:
2.5% 8/1/05, LOC WestLB AG, CP	3,000	3,000
2.8% 9/13/05, LOC WestLB AG, CP	5,000	5,000
Norwalk- Mirada Unified School District Participating VRDN Series PT 2084, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,085	10,085
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Oakland Swr. Rev. Participating VRDN Series Putters 631, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,450	2,450
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.01%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Pasadena Cmnty. Dev. Commission Mutlifamily Hsg. Rev. (Holly Street Apts. Proj.) Series 2003 A, 2.95%, LOC Fannie Mae, VRDN (a)(b)	18,515	18,515
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,165	5,165
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.04% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	29,680	29,680
Series PA 1053, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,070	15,070
Series PT 2688, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,955	9,955
Series PT 2755, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,675	2,675
Series Putters 684, 3.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,800	2,800
Series Putters 863, 3.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,645	2,645
Series Putters 889, 3.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,690	4,690
Series RobIns 5, 2.99% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	14,290	14,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 7,975	$ 7,975
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 2, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,215	5,215
Rancho Santiago Cmnty. College District Participating VRDN:
Series ROC II R2017, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,255	5,255
Series ROC II R2181, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,810	2,810
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,235	7,235
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,610	5,610
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 2.98%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 2.98%, LOC Fannie Mae, VRDN (a)(b)	13,550	13,550
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series EGL 04 47 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	15,200	15,200
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,710	16,710
Series PT 2327, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	9,000	9,000
Series PT 2331, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,850	6,850
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 3.01%, LOC Citibank NA, VRDN (a)(b)	20,000	20,000
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,390	8,390
San Diego County Reg'l. Arpt. Auth. Commercial Paper Series 2003 B, 2.73% 8/4/05, LOC BNP Paribas SA, CP	2,500	2,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 2.27% 8/1/05, CP	31,300	31,300
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN:
Series PT 2176, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,145	$ 3,145
Series ROC II R2112 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,945	4,945
San Francisco C&C Single Family Mtg. Rev. Participating VRDN Series MT 92, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	21,200	21,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series PT 899, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,385	2,385
Series Stars 125, 3.05% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	5,240	5,240
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 2.99% (Liquidity Facility Bank of America NA) (a)(c)	2,075	2,075
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 8/8/05, LOC Bank of America NA, CP	27,900	27,900
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 2.98%, LOC Citibank NA, New York, VRDN (a)(b)	21,700	21,700
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,400	5,400
San Francisco County Trans. Auth. Series 2004 B:
2.8% 7/12/05 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP	7,250	7,250
2.82% 8/18/05 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP	6,250	6,250
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,565	2,565
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 2.98%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(Kennedy Apt. Homes Proj.) Series K, 2.98%, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 2.99% (Liquidity Facility Citibank NA) (a)(c)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,530	14,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 3.08%, LOC California Teachers Retirement Sys., VRDN (a)(b)	$ 2,010	$ 2,010
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.01%, LOC Bank of America NA, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.01%, LOC Bank of America NA, VRDN (a)(b)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.04%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 2.98%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	12,100	12,100
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 616, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,775	9,775
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MT 90, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	99,100	99,100
Series A, 2.99% (Liquidity Facility Fannie Mae), VRDN (a)(b)	30,160	30,160
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series Merlots 02 A62, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	30,435	30,435
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 754, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,885	8,885
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,430	13,430
Series PT 872, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	8,265	8,265
Series ROC II R261, 2.99% (Liquidity Facility Citibank NA) (a)(c)	10,015	10,015
Vallejo City Unified School District Participating VRDN Series PT 1664, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,785	11,785
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,215	5,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Yosemite Cmnty. College District Participating VRDN Series EGL 7050047 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	$ 5,840	$ 5,840
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,525	3,525
		3,439,608
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 98 B8, 2.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,165	3,165
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $3,442,773)		3,442,773
NET OTHER ASSETS - 1.4%		47,489
NET ASSETS - 100%		$ 3,490,262
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,620,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/10/02	$ 7,345
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 15,275
Security	Acquisition Date	Cost (000s)
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank)	6/30/04	$ 10,000
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,442,773,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® California Municipal

Money Market Fund

May 31, 2005

1.802200.101

SCM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount (000s)	Value (000s)
California - 96.3%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,825	$ 5,825
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	5,860	5,860
Apple Valley Unified School District Participating VRDN Series Putters 544, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,695	3,695
Cabrillo Cmnty. College District Participating VRDN Series ROC II R300, 2.99% (Liquidity Facility Citibank NA) (a)(b)	2,675	2,675
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series ROC II R1024, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	13,385	13,385
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 2.99% (Liquidity Facility Citibank NA, New York) (a)(b)	6,200	6,200
Series FRRI 03 L11, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,000	5,000
Series FRRI 03 L12, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,975	9,975
Series FRRI 03 L14, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,100	3,100
Series PT 730, 2.98% (Liquidity Facility BNP Paribas SA) (a)(b)	12,800	12,800
Series PT 759, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,295	10,295
Series 2002 C8, 2.91%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	25,380	25,380
Series B1, 2.93%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	19,800	19,800
California Econ. Recovery:
Participating VRDN:
Series EGL 04 21, 2.99% (Liquidity Facility Citibank NA) (a)(b)	25,700	25,700
Series EGL 04 22, 2.99% (Liquidity Facility Citibank NA) (a)(b)	14,400	14,400
Series LB 04 L20J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,200	9,200
Series LB 04 L27, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,800	4,800
Series MS 928, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	3,145	3,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Participating VRDN:
Series MS 930, 2.97% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,000	$ 2,000
Series MS 956, 2.97% (Liquidity Facility Morgan Stanley) (a)(b)	11,295	11,295
Series PA 1262, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2205, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,835	15,835
Series PT 2216, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,205	5,205
Series PT 965, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series Putters 882, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,700	6,700
Series ROC II R279, 2.99% (Liquidity Facility Citibank NA) (a)(b)	8,590	8,590
Series 2004 C4, 2.93% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,750	10,750
Series 2004 C9, 2.93%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,200	9,200
California Edl. Facilities Auth. Rev.:
Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 2.53% tender 8/5/05 (Liquidity Facility Suntrust Bank), CP mode	5,000	5,000
Participating VRDN Series ROC II R354, 2.99% (Liquidity Facility Citibank NA) (a)(b)	5,650	5,650
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 2.98%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,260	6,260
Participating VRDN:
Series LB 04 L71J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	41,200	41,200
Series Merlots 02 A17, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,785	5,785
Series Merlots B45, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	19,680	19,680
Series Merlots C8, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	14,855	14,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 1252, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 10,100	$ 10,100
Series PT 2266, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,930	7,930
Series PT 2281, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,245	5,245
Series PT 902, 2.98% (Liquidity Facility BNP Paribas SA) (a)(b)	3,700	3,700
Series PT 964, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,995	4,995
Series Putters 482, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 519, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series ROC II R2185, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,065	3,065
Series SG 84, 2.98% (Liquidity Facility Societe Generale) (a)(b)	10,290	10,290
Series SGA 54, 2.95% (Liquidity Facility Societe Generale) (a)(b)	3,000	3,000
Series SGA 55, 2.95% (Liquidity Facility Societe Generale) (a)(b)	14,400	14,400
Series SGB 7, 2.99% (Liquidity Facility Societe Generale) (a)(b)	8,775	8,775
RAN 3% 6/30/05	22,200	22,222
Series 2003 C1, 2.95%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	20,420	20,420
Series 2004 A10, 2.91%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	16,650	16,650
Series 2004 A3, 3.05%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	20,870	20,870
2.48% 7/11/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	8,700	8,700
2.65% 7/20/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	11,800	11,800
2.65% 7/26/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	7,400	7,400
2.78% 8/23/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	13,000	13,000
2.82% 8/5/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	9,600	9,600
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 3.01% (Liquidity Facility Morgan Stanley) (a)(b)	13,100	13,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 85, 3% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	$ 5,300	$ 5,300
Series PT 994, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,400	6,400
Series 2002 B, 3.06% (Liquidity Facility Fannie Mae), VRDN (a)	17,800	17,800
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 2.99% (Liquidity Facility Citibank NA, New York) (a)(b)	3,500	3,500
Series EGL 04 28 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(b)	9,425	9,425
Series PA 1193, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Series SG 172, 2.98% (Liquidity Facility Societe Generale) (a)(b)	13,900	13,900
2.7% 8/2/05, LOC BNP Paribas SA, LOC Bank of New York, New York, CP	5,300	5,300
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 E, 2.94%, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Series 1996 F, 2.94%, LOC JPMorgan Chase Bank, VRDN (a)	31,300	31,300
California Pub. Works Board Lease Rev. Participating VRDN Series Putters 609, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,100	1,100
California State Univ. Rev. & Colleges Participating VRDN:
Series EGL 7050014, 2.99% (Liquidity Facility Citibank NA) (a)(b)	14,600	14,600
Series MS 917, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	3,300	3,300
Series SG 170, 2.98% (Liquidity Facility Societe Generale) (a)(b)	13,300	13,300
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 2.82% tender 7/12/05, CP mode	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	$ 16,000	$ 16,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 2.96%, VRDN (a)	34,300	34,300
Series 2004 M, 2.96%, VRDN (a)	26,200	26,200
Carson Redev. Agcy. Participating VRDN Series PT 2346, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,785	7,785
Clovis Unified School District Participating VRDN Series PZ 42, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,330	1,330
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615	5,615
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,300	6,300
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series PZ 41, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,675	3,675
Fresno Unified School District Participating VRDN Series DB 109, 2.98% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,190	6,190
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,840	6,840
Golden State Tobacco Securitization Corp. Participating VRDN:
Series MS 920X, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	7,495	7,495
Series PA 1237, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series ROC II R287X, 3.01% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Series TOC 04 B, 3.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,500	7,500
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 2.95%, LOC Fannie Mae, VRDN (a)	4,200	4,200
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 742, 2.99% (Liquidity Facility Dresdner Bank AG) (a)(b)	5,395	5,395
Series ROC II R7002, 2.99% (Liquidity Facility Citibank NA) (a)(b)	7,915	7,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 2.99% (Liquidity Facility Societe Generale) (a)(b)	$ 6,400	$ 6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN Series EGL 04 16, 2.99% (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series A, 2.8% 6/10/05, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, CP	33,804	33,804
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,930	6,930
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
2.7% 8/4/05 (Liquidity Facility Dexia Cr. Local de France), CP	14,900	14,900
2.9% 8/4/05 (Liquidity Facility Dexia Cr. Local de France), CP	4,000	4,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Series PT 1949, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,075	5,075
Series PT 2286, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,585	5,585
Series ROC II R3010, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,145	5,145
Series 2001 B7, 2.89% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	10,400	10,400
Sub Series B5, 2.89% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,000	14,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series LB 04 L54J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,700	10,700
Series PT 1476, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,355	5,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Participating VRDN: - continued
Series PT 2324, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,775	$ 5,775
Los Angeles Unified School District Participating VRDN:
Series LB 04 L63, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,400	13,400
Series LB 04 L64, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,400	13,400
Series Merlots 03 B37, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,700	2,700
Series MS 978, 2.97% (Liquidity Facility Morgan Stanley) (a)(b)	18,520	18,520
Series MSTC 01 135, 2.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,295	2,295
Series PA 1117, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,500	2,500
Series PT 1763, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,740	16,740
Series Putters 488, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,985	17,985
Series SG 162, 2.98% (Liquidity Facility Societe Generale) (a)(b)	21,500	21,500
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.37% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	1,700	1,700
Series Merlots 99 O, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series MSTC 01 113A, 2.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,990	7,990
Series PA 837, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 2109, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,930	4,930
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series SG 66, 2.98% (Liquidity Facility Societe Generale) (a)(b)	2,000	2,000
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series BS 05 222 Class A, 3.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
North Orange County Cmnty. College District Rev. Participating VRDN:
Series MSTC 9042, 2.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 4,100	$ 4,100
Series PT 1434, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,735	7,735
Northern California Transmission Auth. Rev. Series B, 2.43% 7/12/05, LOC WestLB AG, CP	12,770	12,770
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 2.98% (Liquidity Facility Societe Generale) (a)(b)	20,000	20,000
Oak Grove School District Participating VRDN Series ROC II R7527, 2.99% (Liquidity Facility Citibank NA) (a)(b)	9,975	9,975
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,000	3,000
Oakland Health Facilities Rev. Participating VRDN Series PT 958, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,680	5,680
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 2.71%, LOC Freddie Mac, VRDN (a)	10,200	10,200
(Laguna Summit Apts. Proj.) Series 1985 X, 2.71%, LOC Chase Manhattan Bank, VRDN (a)	4,600	4,600
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG 174, 3% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 3% (Freddie Mac Guaranteed), VRDN (a)	10,230	10,230
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,320	5,320
Pittsburg Redev. Agcy. Tax Allocation Rev. (Los Medanos Cmnty. Dev. Proj.) Series A, 2.94% (AMBAC Insured), VRDN (a)	2,700	2,700
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R2046, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,285	4,285
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 2, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,660	2,660
Rancho Santiago Cmnty. College District Participating VRDN Series PT 2550, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,845	4,845
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 2.98% (Liquidity Facility Societe Generale) (a)(b)	8,750	8,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series Floaters 00 366, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	$ 1,000	$ 1,000
Series RobIns 15, 2.99% (Liquidity Facility Bank of New York, New York) (a)(b)	11,045	11,045
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,035	9,035
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 2.99% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PT 2140, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,255	7,255
Series PT 2215, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,660	5,660
Series Putters 591, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,195	2,195
Series ROC II R 289, 2.99% (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 2.27% 8/1/05, CP	13,700	13,700
San Diego County Wtr. Auth. 2.43% 7/11/05, CP	10,200	10,200
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01 L2, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,950	2,950
San Diego Unified School District Participating VRDN:
Series MS 01 847, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	5,793	5,793
Series ROC II R1067, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,485	3,485
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 2.99% (Liquidity Facility Bank of America NA) (a)(b)	8,000	8,000
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 8/8/05, LOC Bank of America NA, CP	12,100	12,100
San Gabriel Valley Govts.:
2.43% 7/11/05, LOC Toronto-Dominion Bank, CP	10,700	10,700
2.43% 7/12/05, LOC Toronto-Dominion Bank, CP	4,400	4,400
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,970	10,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series LB 04 F6J, 3.07% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 5,435	$ 5,435
Series Putters 575, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,575	2,575
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,660	5,660
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 2.99% (Liquidity Facility Citibank NA) (a)(b)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,700	5,700
Sequoia Union High School District Bonds Series AAB 03 2, 2.98%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	5,900	5,900
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 2.97% (Liquidity Facility Morgan Stanley) (a)(b)	5,870	5,870
Sunnyvale School District Participating VRDN Series Putters 800, 2.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,685	7,685
Univ. of California Revs. Participating VRDN:
Series 720050006 Class B, 2.99% (Liquidity Facility Citibank NA) (a)(b)	2,445	2,445
Series Merlots 97 G, 2.99% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series MS 888, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	9,995	9,995
Series PA 1168, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,925	9,925
Vallejo Wtr. Rev. Series 2001 A, 3.13%, LOC KBC Bank NV, VRDN (a)	3,160	3,160
		1,571,849
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series MS 975, 2.98% (Liquidity Facility Morgan Stanley) (a)(b)	3,410	3,410
Series PA 1225, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,060	7,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series PA 1280, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,000	$ 5,000
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 2.96%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	11,000	11,000
		26,470
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,598,319)		1,598,319
NET OTHER ASSETS - 2.1%		34,236
NET ASSETS - 100%		$ 1,632,555
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,260,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 6,260
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,598,319,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005